SHAREHOLDERS EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS EQUITY [Abstract]
Schedule of Warrant Activity
	December 31,	December 31,
	2015	2014

Risk-free interest rate	0.14%	0.67%
Expected volatility	61%	57%
Expected life (in years)	1	2
Expected dividend yield	0	0
Fair value:
Warrants	$0	$2

Schedule of Warrant Assumptions
December 31, 2015

Risk-free interest rate	0.08%-1.72%
Expected volatility	50%-123%
Expected life (in years)	0.16-4.9
Expected dividend yield	0
Fair value:
Warrants	$1.25-1.52

Schedule of Share Option Activity
			Weighted-
			average
		Weighted-	remaining
		average	contractual	Aggregate
	Number of	exercise	term	intrinsic
	options	price	(in years)	value

Outstanding at January 1, 2015	1,104,409	$5.84
Granted	309,805	$1.65
Exercised	-	$-
Forfeited	(119,644)	$(3.74)
Outstanding at the end of the year	1,294,570	$5.03	7	$17

Vested or expected to vest	1,262,976	$4.8	6.98	$17

Options exercisable at the end of the year	581,609	$7.39	6.21	$-

Schedule Share Options Outstanding

		Weighted			Average
	Options	average	Weighted	Options	exercise
	outstanding at	remaining	average	exercisable at	price of
Exercise	December 31,	contractual	exercise	December 31,	options
price	2015	life (years)	price	2015	exercisable

$1.16-2.86	566,061	7.58	$2.01	90,859	$2.71
$3.26-3.57	253,324	7.08	$3.41	143,896	$3.41
$3.62-4.69	100,146	7.24	$4.04	39,780	$4.34
$5.16-99	365,373	5.85	$6.15	297,408	$6.35
$123-528.01	9,666	3.53	$155.45	9,666	$155.45

	1,294,570			581,609

Schedule of RSUs Activity
Number of RSUs

Outstanding at January 1, 2015	67,000
Granted	69,219
Converted	(42,250)
Forfeited	-
Outstanding at December 31, 2015	93,969

Schedule of Stock-Based Compensation Expense
	Year ended December 31,
	2015	2014

Cost of revenues	$37	$34
Research and development, net	100	73
Sales, marketing and business development	281	226
General and administrative	598	610

Total share-based compensation expense	$1,016	$943